Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Lease terms	8 months
Reimburse		$ 40.0
Capitalized construction	$ 10.3
Corresponding financing obligation	$ 9.1
Lease agreement term	20 years
Optional renewal periods	5 years
Right-of-use assets and corresponding lease liabilities	$ 3.1
Leasehold improvement costs	$ 10.3	$ 0.0
Minimum [Member]
Leases (Details) [Line Items]
Lease terms	16 months
Maximum [Member]
Leases (Details) [Line Items]
Lease terms	250 months